UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     January 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $1,187,493 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    40283   444723 SH       SOLE                   444723        0        0
CHEESECAKE FACTORY INC         COM              163072101    24810   845300 SH       SOLE                   845300        0        0
CIGNA CORPORATION              COM              125509109    65085  1550000 SH       SOLE                  1550000        0        0
DRESSER-RAND GROUP INC         COM              261608103    41192   825500 SH       SOLE                   825500        0        0
FIRST CASH FINL SVCS INC       COM              31942D107    12429   354200 SH       SOLE                   354200        0        0
FISERV INC                     COM              337738108    67345  1146500 SH       SOLE                  1146500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   155134  3002400 SH       SOLE                  3002400        0        0
HESS CORP                      COM              42809H107    69216  1218600 SH       SOLE                  1218600        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106    30479   974400 SH       SOLE                   974400        0        0
KBR INC                        COM              48242W106   102520  3678500 SH       SOLE                  3678500        0        0
KROGER CO                      COM              501044101   125903  5198300 SH       SOLE                  5198300        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    51082  1783600 SH       SOLE                  1783600        0        0
OCEANEERING INTL INC           COM              675232102    93260  2023000 SH       SOLE                  2023000        0        0
PALL CORP                      COM              696429307    67945  1189300 SH       SOLE                  1189300        0        0
SEACOR HOLDINGS INC            COM              811904101     5311    59700 SH       SOLE                    59700        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    18696   657600 SH       SOLE                   657600        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105    52254   952700 SH       SOLE                   952700        0        0
TUPPERWARE BRANDS CORP         COM              899896104    57964  1036000 SH       SOLE                  1036000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100   106585  5063400 SH       SOLE                  5063400        0        0